Income Taxes (Principal Components of Our Net Asset (Liability) Representing Deferred Income Tax Balances) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Components of Deferred Tax Assets and Liabilities
Non-U.S. loss carryforwards	$ 4,202
Net deferred income tax liability	3,105	$ 6,183
Expires within three years
Components of Deferred Tax Assets and Liabilities
Non-U.S. loss carryforwards	10
Expires after three years and before twenty years
Components of Deferred Tax Assets and Liabilities
Non-U.S. loss carryforwards	472
May be carried indefinitely
Components of Deferred Tax Assets and Liabilities
Non-U.S. loss carryforwards	3,720
GE
Components of Deferred Tax Assets and Liabilities
Principal pension plans	8,051	7,859
Other noncurrent compensation and benefits	4,133	3,427
Provision for expenses	2,827	2,765
Retiree insurance plans	2,122	3,462
Non-U.S. loss carryforwards	1,940	738
Intangible assets	(3,192)	(2,364)
Depreciation	(1,688)	(1,226)
Contract assets	(5,143)	(4,539)
Investment in global subsidiaries	(915)	(979)
Other - net	(469)	(371)
Net deferred income tax liability	7,666	8,772
Valuation allowance	2,184	2,015
GE Capital
Components of Deferred Tax Assets and Liabilities
Operating leases	(3,863)	(3,763)
Financing leases	(1,665)	(1,899)
Non-U.S. loss carryforwards	2,262	2,974
Intangible assets	(103)	(53)
Investment in global subsidiaries	5	2,060
Other - net	(1,197)	(1,909)
Net deferred income tax liability	(4,561)	(2,590)
Valuation allowance	$ 109	$ 19